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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
                 -------------------------------
   Address:      222 Berkeley St., 17th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number:    28-12943
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President of General Partner
         -------------------------------
Phone:   (617)-236-4240
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Steven Tannenbaum             Boston, MA         8/8/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 22
                                        --------------------

Form 13F Information Table Value Total: 106,966
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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
        Column 1              Column 2  Column 3  Column 4           Column 5            Column 6  Column 7       Column 8
---------------------------- ---------- --------- -------- ---------------------------- ---------- -------- ---------------------
                               Title                                             Type                         Voting Authority
                                of                 Value    SHRS OR  SH / PUT/    of    Investment  Other   ---------------------
     Name of Issuer            Class      CUSIP   (x$1000)  PRN AMT  PRN  CALL Security Discretion Managers    Sole   Shared None
---------------------------- ---------- --------- -------- --------- ---- ---- -------- ---------- -------- --------- ------ ----
ASCENA RETAIL GROUP INC      COM        04351G101   12,110   650,400           SH       SOLE                  650,400
BOLT TECHNOLOGY CORP         COM        097698104    7,210   480,324           SH       SOLE                  480,324
BRT REALTY TRUST             SH BEN INT 055645303    5,575   857,645           SH       SOLE                  857,645
CACHE INC                    COM        127150308    2,411   524,227           SH       SOLE                  524,227
CASUAL MALE RETAIL GROUP INC COM        148711302      118    32,569           SH       SOLE                   32,569
DELTA APPAREL INC            COM        247368103    3,646   266,885           SH       SOLE                  266,885
DESTINATION MATERNITY CORP   COM        25065D100    4,721   218,551           SH       SOLE                  218,551
DREW INDUSTRIES INC          COM        26168L205    5,253   188,600           SH       SOLE                  188,600
EDAC TECHNOLOGIES CORP       COM        279285100    4,549   403,320           SH       SOLE                  403,320
ENERGY PARTNERS LTD          COM        29270U303    3,518   208,156           SH       SOLE                  208,156
INFUSYSTEM HOLDINGS INC      COM        45685K102    3,955 2,092,758           SH       SOLE                2,092,758
LEARNING TREE INTERNATIONAL  COM        522015106    2,460   564,143           SH       SOLE                  564,143
MATERIAL SCIENCES CORP       COM        576674105    4,223   515,045           SH       SOLE                  515,045
MAXYGEN INC                  COM        577776107    2,718   455,987           SH       SOLE                  455,987
MFC INDUSTRIAL LTD           COM        55278T105    1,348   200,000           SH       SOLE                  200,000
MITCHAM INDUSTRIES INC       COM        606501104    5,163   304,224           SH       SOLE                  304,224
NEWCASTLE INVESTMENT CORP    COM        65105M108    6,918 1,032,600           SH       SOLE                1,032,600
OVERHILL FARMS INC           COM        690212105    3,566   907,500           SH       SOLE                  907,500
QLT INC                      COM        746927102    8,462 1,110,444           SH       SOLE                1,110,444
RUBY TUESDAY INC             COM        781182100    1,223   179,659           SH       SOLE                  179,659
SKECHERS USA INC-CL A        CL A       830566105   10,487   514,824           SH       SOLE                  514,824
WET SEAL INC/THE-CLASS A     CL A       961840105    7,332 2,323,860           SH       SOLE                2,323,860

                                            Total  106,966